VIA EDGAR                                                 January 4, 2000

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  BNY Hamilton Funds, Inc.;  File Nos. 033-47703
                                                     811-06654

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information does not differ from that contained in Post-Effective Amendment No. 15, Amendment No. 18 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on December 30, 1999.

         Please call the undersigned at (212) 437-6921 with any questions you may have.



                                                  Very truly yours,

                                                  /s/ Guy S. Nordahl

                                                  Guy S. Nordahl
                                                  Assistant Vice President